Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Lease liability, weighted-average discount rate	9.60%	9.92%
Employees monthly deposits rate	8.33%
Short-term deposits	$ 2.3	$ 7.1